Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Property, plant and equipment	€ 2,159,545	€ 1,951,983	€ 1,760,053
Self-constructed property, plant and equipment
Property, Plant and Equipment
Property, plant and equipment	€ 102,229	€ 66,995